Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2020

VIPOVRS-QTLY-1120
1.808774.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 0.0%
National Storage (REIT) unit	1	$1
Austria - 0.3%
Erste Group Bank AG	196,500	4,118,157
Mayr-Melnhof Karton AG	1,900	330,138

TOTAL AUSTRIA		4,448,295

Bailiwick of Jersey - 1.3%
Experian PLC	320,000	12,023,801
Glencore Xstrata PLC	392,700	814,136
Sanne Group PLC	991,298	8,403,827

TOTAL BAILIWICK OF JERSEY		21,241,764

Belgium - 0.7%
KBC Groep NV	208,968	10,483,744
UCB SA	7,200	818,839

TOTAL BELGIUM		11,302,583

Bermuda - 2.0%
Credicorp Ltd. (United States)	42,100	5,219,979
Genpact Ltd.	196,300	7,645,885
Hiscox Ltd.	618,300	7,127,754
Hongkong Land Holdings Ltd.	131,800	491,039
IHS Markit Ltd.	158,272	12,425,935

TOTAL BERMUDA		32,910,592

Canada - 0.9%
Constellation Software, Inc.	12,970	14,412,377
Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	40,200	11,817,996
SITC International Holdings Co. Ltd.	1,284,000	1,778,934
Value Partners Group Ltd.	1,776,000	762,214
ZTO Express, Inc. sponsored ADR	87,800	2,626,976

TOTAL CAYMAN ISLANDS		16,986,120

Denmark - 1.8%
A.P. Moller - Maersk A/S Series A	923	1,356,904
DSV A/S	142,700	23,315,525
GN Store Nord A/S	25,700	1,945,946
Vestas Wind Systems A/S	15,900	2,579,096

TOTAL DENMARK		29,197,471

Finland - 0.7%
Nokian Tyres PLC	51,600	1,461,037
Nordea Bank ABP (Stockholm Stock Exchange)	1,110,416	8,437,756
UPM-Kymmene Corp.	47,600	1,450,466

TOTAL FINLAND		11,349,259

France - 9.8%
ALTEN (a)	88,970	8,449,343
Amundi SA (b)	104,310	7,362,355
Capgemini SA	116,920	15,044,843
Dassault Systemes SA	55,500	10,395,088
Edenred SA	245,353	11,046,302
Kering SA	21,108	14,047,007
Legrand SA	142,900	11,423,089
LVMH Moet Hennessy Louis Vuitton SE	56,433	26,405,042
Pernod Ricard SA	80,000	12,770,325
Sanofi SA	223,515	22,398,850
SR Teleperformance SA	58,360	18,036,614
Total SA	50,642	1,739,176

TOTAL FRANCE		159,118,034

Germany - 7.2%
adidas AG	51,764	16,756,703
Allianz SE	75,900	14,560,373
Bayer AG	136,853	8,442,973
Bertrandt AG	18,195	689,047
Delivery Hero AG (a)(b)	6,800	782,277
Deutsche Borse AG	79,200	13,910,134
Hannover Reuck SE	75,200	11,655,841
Instone Real Estate Group BV (a)(b)	71,564	1,661,323
JOST Werke AG (a)(b)	23,700	955,875
SAP SE	207,363	32,290,194
Vonovia SE	221,600	15,219,958

TOTAL GERMANY		116,924,698

Hong Kong - 1.6%
AIA Group Ltd.	2,601,000	25,854,194
Dah Sing Banking Group Ltd.	704,000	611,980

TOTAL HONG KONG		26,466,174

Hungary - 0.0%
Richter Gedeon PLC	32,800	693,003
India - 1.4%
HDFC Bank Ltd.	565,149	8,319,963
Reliance Industries Ltd.	439,800	13,376,289
Reliance Industries Ltd.	29,840	549,006

TOTAL INDIA		22,245,258

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	20,174,667	4,138,920
Ireland - 2.3%
DCC PLC (United Kingdom)	129,950	10,074,273
Irish Residential Properties REIT PLC	541,800	895,679
Kerry Group PLC Class A	89,600	11,503,141
Linde PLC	31,900	7,596,347
United Drug PLC (United Kingdom)	746,112	7,437,210

TOTAL IRELAND		37,506,650

Italy - 1.7%
FinecoBank SpA	729,500	10,054,078
GVS SpA (b)	120,900	1,630,116
Recordati SpA	311,500	15,974,643

TOTAL ITALY		27,658,837

Japan - 16.9%
A/S One Corp.	32,363	4,636,569
Arata Corp.	30,800	1,537,361
Astellas Pharma, Inc.	616,813	9,194,583
Curves Holdings Co. Ltd. (a)	213,300	1,376,646
Daiichikosho Co. Ltd.	12,020	386,052
Daikin Industries Ltd.	74,881	13,836,087
Elecom Co. Ltd.	127,400	6,262,370
GMO Internet, Inc.	30,940	810,579
Hoya Corp.	202,505	22,866,122
Iriso Electronics Co. Ltd.	127,200	5,171,850
IT Holdings Corp.	272,274	5,783,092
Kao Corp.	152,923	11,480,046
Keyence Corp.	39,361	18,400,453
KH Neochem Co. Ltd.	281,400	6,609,735
Koshidaka Holdings Co. Ltd.	213,300	873,494
Nexon Co. Ltd.	416,695	10,393,946
Nitori Holdings Co. Ltd.	56,373	11,694,685
NOF Corp.	213,800	8,425,865
Olympus Corp.	530,488	11,031,893
Oracle Corp. Japan	54,600	5,895,536
Otsuka Corp.	142,200	7,266,613
PALTAC Corp.	58,470	2,957,436
Paramount Bed Holdings Co. Ltd.	29,700	1,227,569
Persol Holdings Co., Ltd.	491,903	8,034,831
Recruit Holdings Co. Ltd.	373,271	14,824,592
Relo Group, Inc.	285,300	6,853,201
S Foods, Inc.	169,300	4,721,949
SMC Corp.	27,685	15,443,710
Sony Corp.	242,845	18,612,135
Sundrug Co. Ltd.	5,240	197,521
Suzuki Motor Corp.	206,876	8,862,126
Tokyo Electron Ltd.	57,332	14,978,255
Tsuruha Holdings, Inc.	93,040	13,190,007
Zozo, Inc.	12,000	334,855

TOTAL JAPAN		274,171,764

Kenya - 0.3%
Safaricom Ltd.	19,437,700	5,320,734
Korea (South) - 1.0%
LG Chemical Ltd.	15,075	8,454,503
Samsung Electronics Co. Ltd.	167,000	8,334,748

TOTAL KOREA (SOUTH)		16,789,251

Malta - 0.2%
Kambi Group PLC (a)	80,900	2,646,728
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O (a)	700,900	2,428,734
Netherlands - 7.2%
ASML Holding NV (Netherlands)	77,800	28,737,228
ASR Nederland NV	41,500	1,396,447
BE Semiconductor Industries NV	144,600	6,203,332
Euronext NV (b)	64,300	8,059,034
Heineken NV (Bearer)	15,500	1,378,965
Imcd NV	152,310	18,143,307
Intertrust NV (b)	81,554	1,390,286
JDE Peet's BV	378,800	15,424,429
Koninklijke Philips Electronics NV	400,834	18,927,038
Prosus NV	5,500	507,665
Wolters Kluwer NV	189,200	16,157,918

TOTAL NETHERLANDS		116,325,649

New Zealand - 0.5%
EBOS Group Ltd.	487,336	7,910,907
Norway - 1.3%
Adevinta ASA Class B (a)	425,610	7,314,423
Schibsted ASA:
(A Shares)	256,200	11,357,674
(B Shares)	35,322	1,412,501
Skandiabanken ASA (b)	76,872	557,945
TGS Nopec Geophysical Co. ASA	35,700	432,495

TOTAL NORWAY		21,075,038

South Africa - 0.9%
Naspers Ltd. Class N	85,000	15,013,032
Spain - 2.4%
Amadeus IT Holding SA Class A	262,207	14,630,337
Iberdrola SA	1,878,168	23,143,630
Prosegur Cash SA (b)	919,663	754,781
Prosegur Cash SA (a)	14,546	11,938

TOTAL SPAIN		38,540,686

Sweden - 6.6%
Addlife AB	1,002,364	15,570,703
AddTech AB (B Shares)	818,028	10,741,593
ASSA ABLOY AB (B Shares)	493,900	11,547,440
Atlas Copco AB (A Shares)	272,200	13,032,751
Dustin Group AB (b)	117,800	740,537
Ericsson (B Shares)	120,900	1,323,038
Hexagon AB (B Shares) (a)	204,590	15,483,857
HEXPOL AB (B Shares)	132,530	1,187,551
Indutrade AB (a)	304,063	16,323,798
Securitas AB (B Shares)	95,100	1,457,424
Svenska Handelsbanken AB (A Shares) (a)	177,055	1,481,379
Swedbank AB (A Shares) (a)	168,100	2,641,669
Swedish Match Co. AB	182,300	14,916,445

TOTAL SWEDEN		106,448,185

Switzerland - 10.8%
Alcon, Inc. (a)	140,700	8,012,865
Julius Baer Group Ltd.	293,640	12,471,594
Lonza Group AG	29,817	18,401,131
Nestle SA (Reg. S)	416,090	49,519,724
Roche Holding AG (participation certificate)	117,185	40,140,615
Sika AG	77,240	18,977,702
Sonova Holding AG Class B	48,873	12,395,345
Zurich Insurance Group Ltd.	42,070	14,670,453

TOTAL SWITZERLAND		174,589,429

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	984,600	14,829,809
United Kingdom - 11.5%
AstraZeneca PLC (United Kingdom)	29,900	3,267,008
Auto Trader Group PLC (b)	214,100	1,555,366
Beazley PLC	1,621,000	6,396,288
BP PLC	549,763	1,589,905
Close Brothers Group PLC	42,814	564,052
Compass Group PLC	1,016,810	15,274,289
Cranswick PLC	173,665	8,125,454
Dechra Pharmaceuticals PLC	172,930	7,194,041
Diageo PLC	559,200	19,207,803
Diploma PLC	313,990	8,921,557
Hilton Food Group PLC	392,469	6,056,812
James Fisher and Sons PLC	184,230	2,695,758
JTC PLC (b)	514,500	3,226,481
Keywords Studios PLC	53,900	1,513,405
Lloyds Banking Group PLC	3,253,278	1,104,430
London Stock Exchange Group PLC	182,780	20,967,956
Mondi PLC	511,826	10,827,827
Prudential PLC	1,029,843	14,776,516
RELX PLC (London Stock Exchange)	651,700	14,514,298
Rentokil Initial PLC	1,858,800	12,846,380
Sabre Insurance Group PLC (b)	556,141	1,826,334
Smith & Nephew PLC	463,700	9,083,578
Ultra Electronics Holdings PLC	174,000	4,683,506
Unilever PLC	48,643	2,998,999
Victrex PLC	138,814	3,279,662
Volution Group PLC	1,603,502	3,496,743

TOTAL UNITED KINGDOM		185,994,448

United States of America - 5.8%
Ares Management Corp.	148,410	5,998,732
Aspen Technology, Inc. (a)	36,167	4,578,381
Becton, Dickinson & Co.	34,000	7,911,120
Black Knight, Inc. (a)	111,500	9,706,075
Boston Scientific Corp. (a)	195,400	7,466,234
Fidelity National Information Services, Inc.	51,800	7,625,478
Global Payments, Inc.	60,626	10,765,965
Intercontinental Exchange, Inc.	77,800	7,783,890
Marsh & McLennan Companies, Inc.	106,900	12,261,430
NICE Systems Ltd. sponsored ADR (a)	49,678	11,278,396
Roper Technologies, Inc.	22,000	8,692,420

TOTAL UNITED STATES OF AMERICA		94,068,121

TOTAL COMMON STOCKS
(Cost $1,221,164,880)		1,612,752,551

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.10% (c)
(Cost $12,571,917)	12,569,484	12,571,998
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,233,736,797)		1,625,324,549
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,310,709)
NET ASSETS - 100%		$1,622,013,840

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,502,710 or 1.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,938
Fidelity Securities Lending Cash Central Fund	67,776
Total	$160,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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